CHANGES IN ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of initial application of standards or interpretations [abstract]
Increase in right-of-use assets and lease liabilities	$ 645,052
Incremental borrowing rate	10.10%
Interest expense on lease liabilities	$ 58,028